OTHER INTANGIBLE ASSETS, NET - Schedule of Definite-Lived Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 1,707,532	$ 1,245,380
Accumulated amortization	1,119,933	1,014,034
Other intangible assets, net	587,599	231,346
Core technology
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,238,975	843,415
Accumulated amortization	751,003	672,849
Customer relationships and backlog
Finite-Lived Intangible Assets [Line Items]
Original amounts	402,481	351,185
Accumulated amortization	321,687	296,864
Trademarks
Finite-Lived Intangible Assets [Line Items]
Original amounts	66,076	50,780
Accumulated amortization	$ 47,243	$ 44,321